Investments (Tables)	9 Months Ended
Sep. 30, 2024
Investments
Schedule of investments
Entity	Instrument	Note	Balance at December 31, 2023	Additions	Redemptions	Effects of foreign exchange	Balance at September 30, 2024
			$	$		$	$
A2ZCryptoCap Inc.	Shares	(i)	6,049	—	—	(123)	5,926
Royal Bank of Canada	GIC	(ii)	756,100	—	(738,000)	(18,100)	—
Royal Bank of Canada	GIC	(iii)	—	2,985,424	—	—	2,985,424
Bank of Montreal	GIC	(iv)	—	500,000	—	—	500,000
			762,149	3,485,424	(738,000)	(18,223)	3,491,350

						Current	3,485,424
						Non-Current	5,926
							3,491,350